Business Combinations (Details) - Schedule of allocation of the purchase price of the assets acquired and liabilities assumed ¥ in Thousands	May 31, 2019 CNY (¥)
RMB’000
Cash and cash equivalents	¥ 4,254
Prepayments and other current assets	8,974
Property, plant and equipment	6,959
Operating lease right-of-use	15,320
Intangible assets	200
Accounts payable	(1,518)
Deferred revenue	(25,098)
Salary and welfare payable	(1,219)
Accrued expenses and other payables	(2,795)
Operating lease liabilities	(15,320)
Goodwill	25,253
Total purchase consideration	¥ 15,010